INCOME TAXES - Schedule of Deferred Tax Asset (Liability) for Holding Entities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets:	$ 772	$ 631
Deferred income tax (liabilities):	(3,630)	(3,146)
Net deferred tax (liability)	(2,858)	(2,515)	$ (2,378)
Tax credit carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets:	27	27
Foreign currency
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets:	0	10
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets:	42	43
Properties
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax (liabilities):	(3,630)	(3,146)
Canada | Non-capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets:	64	60
Canada | Capital losses (Canada)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets:	33	33
United States | Net operating losses (United States)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets:	465	351
Foreign countries | Non-capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets:	$ 141	$ 107